Label	Element	Value
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GMO Emerging Country Debt Shares Fund
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	586
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 531
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(0.50%)	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	626
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 571

[1]	These amounts are paid to and retained by GMO Emerging Country Debt Fund (“ECDF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs. The purchase premiums and redemption fees paid by the Fund to ECDF are indirectly borne pro rata by each Fund shareholder in connection with the Fund’s investments in, and redemptions from, ECDF (including investments or redemptions made in connection with another Fund shareholder’s purchase or redemption of Fund shares).